Vessels, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Property Plant And Equipment Roll Forward
Vessels, Beggining Balance	$ 774,624	$ 529,659
Vessel, additions	166,114	244,965
VLCC Acquisition (see note 4)	0	0	419,500
Vessels, Ending Balance	940,738	774,624	529,659
Cost [Member]
Movement In Property Plant And Equipment Roll Forward
Vessels, Beggining Balance	816,736	538,751
Vessel, additions	207,795	277,985
Vessels, Ending Balance	1,024,531	816,736
Accumulated Depreciation [Member]
Movement In Property Plant And Equipment Roll Forward
Vessels, Beggining Balance	(42,112)	(9,092)
Vessel, additions	(41,681)	(33,020)
Vessels, Ending Balance	$ (83,793)	$ (42,112)